LEASE - Weighted Average Remaining Lease Term and Discount Rate (Details)	Sep. 30, 2022	Sep. 30, 2021
LEASE
Remaining Lease Term Operating Lease	3 years 3 months	2 years 25 days
Discount rate	5.50%	5.50%